Note 6 - Long-term Debt (Details Textual)	1 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Repayments of Long-term Debt			$ 3,050,658	$ 15,107,125
Vessel Profit Participation Liability, Noncurrent	$ 487,900		487,900
Interest Expense			1,626,900	915,774
Imputed Interest			$ 0	$ 437,895
Debt Instrument, Interest Rate During Period			5.20%
Limited Dividends Percentage Loans to Profits			60.00%
Restricted Cash	7,911,808		$ 7,911,808		$ 5,605,740
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument Variable Interest Rate			1.00%
Debt Instrument, Basis Spread on Variable Rate			4.20%
Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member]
Repayments of Long-term Debt		$ 1,103,915
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. [Member]
Repayments of Long-term Debt		$ 400,000
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Debt Instrument, Face Amount	4,750,000		$ 4,750,000
Debt Instrument, Periodic Payment	100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Sixteenth Installment	3,150,000		3,150,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Twentieth Installment	$ 2,750,000		$ 2,750,000
Profit Sharing Agreement, Percentage	35.00%		35.00%
Vessel Profit Participation Liability, Noncurrent	$ 487,900		$ 487,900
Percentage of Cash Flow After Debt Service Set Aside to Repay Balloon Payment	35.00%		35.00%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Minimum [Member]
Debt Instrument, Number of Quarterly Installment Payments	16
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Maximum [Member]
Debt Instrument, Number of Quarterly Installment Payments	20
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.65%